Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Goodwill written off	$ 595	$ 591	$ 615
Retained earnings.
Disclosure of reserves within equity [line items]
Number of shares deducted from retained earnings	(1,580,137)	(1,671,446)	(3,922,122)
Amount of shares deducted from retained earnings	$ (129)	$ (112)	$ (239)